State Street Institutional US Government Money Market Fund Average Annual Total Returns - Administration Class [Member] - Administration Class		12 Months Ended	60 Months Ended	112 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.00%	3.01%	2.05%
Performance Inception Date	Aug. 23, 2016